Segmental Information - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of geographical areas [line items]
System Fund	$ 1,564	$ 1,217		$ 928
Revenue	4,624	3,892	[1]	2,907	[1]
Non-current assets	2,092	2,031
Before system funds [member]
Disclosure of geographical areas [line items]
Revenue	3,060	2,675		1,979
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	263	243		142
Non-current assets	100	102
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,777	1,659		1,263
Non-current assets	1,332	1,308
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	1,020	773		$ 574
Non-current assets	$ 660	$ 621

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).